UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                        July 26, 2006 to August 25, 2006

Commission File Number of issuing entity: 333-127834-14

                     Citigroup Mortgage Loan Trust 2006-CB3
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-127834

                       Citigroup Mortgage Loan Trust Inc.
-------------------------------------------------------------------------------
             (Exact name of depositor as specified in its charter)


              Credit-Based Asset Servicing and Securitization LLC
-------------------------------------------------------------------------------
              (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                 56-2574328, 56-2574326, 56-2574327, 56-2574318
     56-2574442, 56-2574440, 56-2574251, 56-2574265, 56-2574298, 56-2574301
                                ---------------
                      (I.R.S. Employer Identification No.)

c/o JPMorgan Chase Bank, N.A.
4 New York Plaza, 6th Floor
New York, NY                                                       10004
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (212) 623-5600
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
          (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
   AV-1           [   ]           [   ]           [ x ]
   AV-2           [   ]           [   ]           [ x ]
   AV-3           [   ]           [   ]           [ x ]
   AV-4           [   ]           [   ]           [ x ]
   M-1            [   ]           [   ]           [ x ]
   M-2            [   ]           [   ]           [ x ]
   M-3            [   ]           [   ]           [ x ]
   M-4            [   ]           [   ]           [ x ]
   M-5            [   ]           [   ]           [ x ]
   M-6            [   ]           [   ]           [ x ]
   B-1            [   ]           [   ]           [ x ]
   B-2            [   ]           [   ]           [ x ]
   B-3            [   ]           [   ]           [ x ]
   B-4            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On August 25, 2006 a distribution was made to holders of Citigroup Mortgage Loan Trust 2006-CB3 C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3. The distribution report is attached as
         Exhibit 99.1 to this Report on Form 10-D.


Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to Certificateholders on August 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                Citigroup Mortgage Loan Trust 2006-CB3
                                (Issuing Entity)

                            By: Litton Loan Servicing LLC
                                (Servicer)

                                /s/ Elizabeth Folk
                                ------------------------
                                Elizabeth Folk
                                Senior Vice President

                          Date: September 1, 2006

EXHIBIT INDEX

Exhibit
Number        Description

EX-99.1 Monthly report distributed to holders of Citigroup Mortgage Loan Trust 2006-CB3 C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3 relating to the August 25, 2006 distribution.


                                     EX-99.1
         C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3
                                 August 25, 2006

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                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
AV1      372,826,000.00   315,869,467.77   18,743,926.18    1,481,032.97   20,224,959.15      0.00         0.00   297,125,541.59
AV2       97,721,000.00    97,721,000.00            0.00      462,396.77      462,396.77      0.00         0.00    97,721,000.00
AV3      127,762,000.00   127,762,000.00            0.00      611,145.98      611,145.98      0.00         0.00   127,762,000.00
AV4       94,547,000.00    94,547,000.00            0.00      459,590.34      459,590.34      0.00         0.00    94,547,000.00
M1        29,062,000.00    29,062,000.00            0.00      142,771.11      142,771.11      0.00         0.00    29,062,000.00
M2        25,692,000.00    25,692,000.00            0.00      126,436.76      126,436.76      0.00         0.00    25,692,000.00
M3        16,005,000.00    16,005,000.00            0.00       79,040.25       79,040.25      0.00         0.00    16,005,000.00
M4        13,899,000.00    13,899,000.00            0.00       69,836.68       69,836.68      0.00         0.00    13,899,000.00
M5        12,635,000.00    12,635,000.00            0.00       63,594.41       63,594.41      0.00         0.00    12,635,000.00
M6        10,530,000.00    10,530,000.00            0.00       53,815.61       53,815.61      0.00         0.00    10,530,000.00
B1        10,108,000.00    10,108,000.00            0.00       54,751.67       54,751.67      0.00         0.00    10,108,000.00
B2         9,688,000.00     9,688,000.00            0.00       52,476.67       52,476.67      0.00         0.00     9,688,000.00
B3         9,267,000.00     9,267,000.00            0.00       50,196.25       50,196.25      0.00         0.00     9,267,000.00
B4         8,425,000.00     8,425,000.00            0.00       45,635.42       45,635.42      0.00         0.00     8,425,000.00
CE         4,212,715.61     4,212,715.61            0.00    1,046,104.23    1,046,104.23      0.00         0.00     4,212,715.61
P                100.00           100.00            0.00      319,846.74      319,846.74      0.00         0.00           100.00
R                  0.00             0.00            0.00            0.00            0.00      0.00         0.00             0.00
RX                 0.00             0.00            0.00            0.00            0.00      0.00         0.00             0.00
TOTALS   842,379,815.61   785,423,283.38   18,743,926.18    5,118,671.86   23,862,598.04      0.00         0.00   766,679,357.20
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                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  CURRENT
                          BEGINNING                                                             ENDING            PASS-THRU
CLASS        CUSIP        PRINCIPAL          PRINCIPAL         INTEREST           TOTAL         PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
AV1       12489WQU1      847.23025693      50.27526562        3.97245088       54.24771650      796.95499131       5.445000%
AV2       12489WQV9    1,000.00000000       0.00000000        4.73180555        4.73180555    1,000.00000000       5.495000%
AV3       12489WQW7    1,000.00000000       0.00000000        4.78347224        4.78347224    1,000.00000000       5.555000%
AV4       12489WQX5    1,000.00000000       0.00000000        4.86097222        4.86097222    1,000.00000000       5.645000%
M1        12489WQY3    1,000.00000000       0.00000000        4.91263884        4.91263884    1,000.00000000       5.705000%
M2        12489WQZ0    1,000.00000000       0.00000000        4.92125020        4.92125020    1,000.00000000       5.715000%
M3        12489WRA4    1,000.00000000       0.00000000        4.93847235        4.93847235    1,000.00000000       5.735000%
M4        12489WRB2    1,000.00000000       0.00000000        5.02458306        5.02458306    1,000.00000000       5.835000%
M5        12489WRC0    1,000.00000000       0.00000000        5.03319430        5.03319430    1,000.00000000       5.845000%
M6        12489WRD8    1,000.00000000       0.00000000        5.11069421        5.11069421    1,000.00000000       5.935000%
B1        12489WRE6    1,000.00000000       0.00000000        5.41666700        5.41666700    1,000.00000000       6.500000%
B2        12489WRF3    1,000.00000000       0.00000000        5.41666701        5.41666701    1,000.00000000       6.500000%
B3        12489WRG1    1,000.00000000       0.00000000        5.41666667        5.41666667    1,000.00000000       6.500000%
B4        12489WRH9    1,000.00000000       0.00000000        5.41666706        5.41666706    1,000.00000000       6.500000%
CE        12489W9R7    1,000.00000000       0.00000000      248.32063848      248.32063848    1,000.00000000       0.000000%
P         12489W9S5    1,000.00000000       0.00000000 3,198,467.400000003,198,467.40000000   1,000.00000000       0.000000%
TOTALS                   932.38616219      22.25115777        6.07644173       28.32759950      910.13500442
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         C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3
                                 August 25, 2006
                            -----------------------
Overcollateralization Amount                                                                                       4,212,815.61
Target Overcollateralization Amount                                                                                4,211,899.08
Overcollateralization Deficiency Amount                                                                                    0.00
Monthly Excess Interest                                                                                              797,873.35
Extra Principal Distribution Amount                                                                                        0.00
Servicing Fee Paid                                                                                                   327,137.84
Trustee Fee Paid                                                                                                       1,636.30

Current Advances                                                                                                   1,637,512.64

Principal Prepayments                                                                                             18,390,712.46

Total Beginning Collateral Balance                                                                               785,423,283.38
Total Ending Collateral Balance                                                                                  766,679,357.20

Total Beginning Number of Loans                                                                                           3,639
Total Ending Number of Loans                                                                                              3,561

Weighted Average Term to Maturity                                                                                           348

Weighted Average Mortgage Rate for All Loans                                                                          7.459504%

Weighted Average Net Mortgage Rate for All Loans                                                                      6.953172%

Delinquency by Group
Group 1
Category        Number     Principal Balance     Percentage
1 Month            151         35,340,782.26          4.61%
2 Month             51         11,764,286.09          1.53%
3 Month             65         13,753,894.61          1.79%
Total              267         60,858,962.96          7.94%
Delinquencies Include Bankruptcies and Foreclosures


Foreclosure Group Report
Group Number  Number of Loans   Principal Balance   Percentage
      1             42            10,574,030.36        1.38%
Total               42            10,574,030.36        1.38%

Foreclosure Scheduled Loan Report
Loan         Foreclosure           Scheduled          Current       Original        Original           Loan
Number          Date         Principal Balance      Note Rate    Stated Term     LTV Ratio (%)   Origination Date
                                    0.00             .00000          0.00            0.00
                                    0.00             .00000          0.00            0.00

Bankruptcy Group Report
Group Number     Number of Loans    Principal Balance    Percentage
      1               3                262,889.84           0.03%
Total                 3                262,889.84           0.03%

Bankruptcy Schedule Loan Report
Loan      Bankruptcy         Scheduled           Current        Original         Original         Loan
Number       Date        Principal Balance      Note Rate      Stated Term    LTV Ratio (%)  Origination Date
         1899-12-30            0.00             .00000            0.00           0.00           1899-12-30
                               0.00             .00000            0.00           0.00

REO Group Report
Group Number   Number of Loans     Principal Balance     Percentage
      1               1               54,687.71             0.01%
Total                 1               54,687.71             0.01%


REO Property Scheduled Balance
Group Number      Loan Number      REO Date      Schedule Principal Balance
                                                            0.00
Total                                                       0.00

REO Book Value Report
Group Number    Loan Number     Book Value
                                  0.00

Basis Risk Shortfalls and Net WAC Rate Carry Over Certificate Interest Amounts

AV1 Current Interest Shortfall                                                                                             0.00
AV1 Cumulative Interest Shortfall                                                                                          0.00
AV1 Net WAC Rate Carryover Amount Paid                                                                                     0.00
AV1 Net WAC Rate Carryover Remaining                                                                                       0.00

AV2 Current Interest Shortfall                                                                                             0.00
AV2 Cumulative Interest Shortfall                                                                                          0.00
AV2 Net WAC Rate Carryover Amount Paid                                                                                     0.00
AV2 Net WAC Rate Carryover Remaining                                                                                       0.00

AV3 Current Interest Shortfall                                                                                             0.00
AV3 Cumulative Interest Shortfall                                                                                          0.00
AV3 Net WAC Rate Carryover Amount Paid                                                                                     0.00
AV3 Net WAC Rate Carryover Remaining                                                                                       0.00

AV4 Current Interest Shortfall                                                                                             0.00
AV4 Cumulative Interest Shortfall                                                                                          0.00
AV4 Net WAC Rate Carryover Amount Paid                                                                                     0.00
AV4 Net WAC Rate Carryover Remaining                                                                                       0.00

M1  Current Interest Shortfall                                                                                             0.00
M1  Cumulative Interest Shortfall                                                                                          0.00
M1  Net WAC Rate Carryover Amount Paid                                                                                     0.00
M1  Net WAC Rate Carryover Remaining                                                                                       0.00

M2  Current Interest Shortfall                                                                                             0.00
M2  Cumulative Interest Shortfall                                                                                          0.00
M2  Net WAC Rate Carryover Amount Paid                                                                                     0.00
M2  Net WAC Rate Carryover Remaining                                                                                       0.00

M3  Current Interest Shortfall                                                                                             0.00
M3  Cumulative Interest Shortfall                                                                                          0.00
M3  Net WAC Rate Carryover Amount Paid                                                                                     0.00
M3  Net WAC Rate Carryover Remaining                                                                                       0.00

M4  Current Interest Shortfall                                                                                             0.00
M4  Cumulative Interest Shortfall                                                                                          0.00
M4  Net WAC Rate Carryover Amount Paid                                                                                     0.00
M4  Net WAC Rate Carryover Remaining                                                                                       0.00

M5  Current Interest Shortfall                                                                                             0.00
M5  Cumulative Interest Shortfall                                                                                          0.00
M5  Net WAC Rate Carryover Amount Paid                                                                                     0.00
M5  Net WAC Rate Carryover Remaining                                                                                       0.00

M6  Current Interest Shortfall                                                                                             0.00
M6  Cumulative Interest Shortfall                                                                                          0.00
M6  Net WAC Rate Carryover Amount Paid                                                                                     0.00
M6  Net WAC Rate Carryover Remaining                                                                                       0.00

B1  Current Interest Shortfall                                                                                             0.00
B1  Cumulative Interest Shortfall                                                                                          0.00
B1  Net WAC Rate Carryover Amount Paid                                                                                     0.00
B1  Net WAC Rate Carryover Remaining                                                                                       0.00

B2  Current Interest Shortfall                                                                                             0.00
B2  Cumulative Interest Shortfall                                                                                          0.00
B2  Net WAC Rate Carryover Amount Paid                                                                                     0.00
B2  Net WAC Rate Carryover Remaining                                                                                       0.00

B3  Current Interest Shortfall                                                                                             0.00
B3  Cumulative Interest Shortfall                                                                                          0.00
B3  Net WAC Rate Carryover Amount Paid                                                                                     0.00
B3  Net WAC Rate Carryover Remaining                                                                                       0.00

B4  Current Interest Shortfall                                                                                             0.00
B4  Cumulative Interest Shortfall                                                                                          0.00
B4  Net WAC Rate Carryover Amount Paid                                                                                     0.00
B4  Net WAC Rate Carryover Remaining                                                                                       0.00

Net Interest Shortfalls PSA Section 1.03                                                                                 277.50
Soldiers and Sailors Relief Act                                                                                          277.50
Prepayment Interest Shortfall                                                                                              0.00

Note: SSCRA and PPIS are treated as one (shortfall) amount

Has the Stepdown Date occurred?                                                                                              NO
Note: Stepdown not to occur before April 25, 2009 (unless Senior Certificates are paid in full)

Trigger Event Details

Has the Trigger Event Occurred                                                                                               NO

Rolling 6 Month Prior Delinquency Percentage                                                                     Not Applicable
Total Current Realized Losses                                                                                              0.00

Cumulative Realized Losses as a Percentage of Original Collateral Balance                                               0.0000%

Available Funds                                                                                                   23,296,156.71
Interest Remittance Amount                                                                                         4,552,230.53
Principal Remittance Amount                                                                                       18,743,926.18

Mortgage Loans (Principal Balance) purchased by the Servicer                                                               0.00

Net Swap Payment made by the Trust to the Swap Provider                                                                    0.00

Net Swap Payment made by the Swap Provider to the Trust                                                              248,230.88

Swap Termination Payment                                                                                                   0.00

Interest Accrual Period
Start Date                                                                                                        July 25, 2006
End Date                                                                                                        August 24, 2006
Number of Days in Accrual Period                                                                                             31

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.